Related party transactions - Additional Information (Details) € in Millions				12 Months Ended
	Jul. 25, 2024 beneficiary_certificate shares	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Employee and Member of Management of Group
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €		€ 31
Number of ordinary shares that can be acquired from warrants issued (in shares)		800,000
Exercise price of each warrant (in dollars per share) | $ / shares			$ 281.63
Exercise price of each warrant to fair market value of ordinary shares on date of issuance		1.3
Certain Members of Key Management | D.G.E Investments Limited
Disclosure of transactions between related parties [line items]
Number of shares issued during period (in shares)	118,891
Number of beneficiary certificates issued | beneficiary_certificate	1,188,910
Number of warrants effectively net settled (in shares)	800,000
Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Number of shares issued during period (in shares)				2,000,000	6,000,000	4,450,000